Accounts Receivable, net (Including Related and Unrelated Parties) - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of Accounts Receivable [Line Items]
Allowance account for credit losses of financial assets	$ 17,738		$ 50,853	$ 93,053
Trade receivables	$ 32,104,912		47,453,087
Individually assessed for impairment [member]
Disclosure of Accounts Receivable [Line Items]
Allowance account for credit losses of financial assets		$ 17,588	49,741
Individually assessed for impairment [member] | Gross carrying amount [member]
Disclosure of Accounts Receivable [Line Items]
Trade receivables		$ 17,588	$ 49,741
Bottom of range [member]
Disclosure of Accounts Receivable [Line Items]
Payment terms granted to customers	25 days
Top of range [member]
Disclosure of Accounts Receivable [Line Items]
Payment terms granted to customers	60 days